Share capital - Stock Options Rollforward (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	67,632	57,602
Number of options granted (in shares) | shares	4,764	25,380
Number of options exercised (in shares) | shares	(35,340)	(12,347)
Number of options forfeited (in shares) | shares	(990)	(3,003)
Number of outstanding options, ending of year (in shares) | shares	36,066	67,632
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $ / shares	$ 2.96	$ 2.70
Weighted average exercise price, options granted (in Cdn.$per share) | $ / shares	4.28	3.35
Weighted average exercise price, options exercised (in Cdn.$ per share) | $ / shares	2.78	2.40
Weighted average exercise price, options forfeited (in Cdn.$per share) | $ / shares	3.42	3.50
Weighted-average exercise price, end of year (in Cdn.$per share) | $ / shares	$ 3.29	$ 2.96